Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

(5) Leases

The Bank leases various office spaces for banking and operational facilities and equipment under operating lease arrangements.

Total rent expense was approximately $817,000, $804,000 and $976,000 for the years ended December 31, 2024, 2023 and 2022, respectively.

As of December 31, 2024, the Bank had operating right of use assets of $4.0 million and operating lease liabilities of $4.1 million. As of December 31, 2023, the Bank had operating right of use assets of $4.7 million and operating lease liabilities of $4.8 million. The Bank maintains operating leases on land and buildings for some of the Bank’s branch facilities and loan production offices. Most leases include one option to renew, with renewal terms extending up to 15 years. The exercise of renewal options is based on the judgment of management as to whether or not the renewal option is reasonably certain to be exercised. Factors in determining whether an option is reasonably certain of exercise include, but are not limited to, the value of leasehold improvements, the value of renewal rates compared to market rates, and the presence of factors that would cause a significant economic penalty to the Bank if the option is not exercised. Leases with a term of 12 months or less are not recorded on the balance sheet and instead are recognized in lease expense on a straight-line basis over the lease term.

The following table presents lease cost and other lease information as of December 31, 2024 and 2023.

(Dollars in thousands)
	December 31, 2024	December 31, 2023

Operating lease cost	$840	$815

Other information:
Cash paid for amounts included in the measurement of lease liabilities	819	787
Operating cash flows from operating leases	-	-
Right-of-use assets obtained in exchange for new lease liabilities - operating leases	-	370
Weighted-average remaining lease term - operating leases	7.91	8.45
Weighted-average discount rate - operating leases	2.80%	2.73%

The following table presents lease maturities as of December 31, 2024 and 2023.

(Dollars in thousands)

Maturity Analysis of Operating Lease Liabilities:	December 31, 2024

2025	$773
2026	650
2027	612
2028	510
2029	422
Thereafter	1,694
Total	4,661
Less: Imputed Interest	(525)
Operating Lease Liability	$4,136